RISK MANAGEMENT - Concentrations of credit risk - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 188,313,361	$ 231,573,437
Loan portfolio [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	188,313,361	231,573,437
Loan portfolio [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	161,501,401	134,917,125
Loan portfolio [member] | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	18,462,789	32,269,423
Loan portfolio [member] | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	219,877	20,615,108
Loan portfolio [member] | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	225,105	15,156,533
Loan portfolio [member] | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,063,374	4,915,980
Loan portfolio [member] | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	77,035	10,105,418
Loan portfolio [member] | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	56,066	8,532,591
Loan portfolio [member] | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		3,571,519
Loan portfolio [member] | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,707,714	1,489,740
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	104,775,099	122,027,804
Commercial lending portfolio [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	86,114,887	73,778,600
Commercial lending portfolio [member] | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	10,318,304	14,955,358
Commercial lending portfolio [member] | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	212,701	8,175,904
Commercial lending portfolio [member] | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	225,105	8,609,322
Commercial lending portfolio [member] | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,063,368	4,119,960
Commercial lending portfolio [member] | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	77,035	5,224,346
Commercial lending portfolio [member] | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	56,066	3,707,305
Commercial lending portfolio [member] | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		2,027,088
Commercial lending portfolio [member] | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,707,633	1,429,921
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,967,743	3,218,433
Interbank and overnight funds [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,786,796	1,645,364
Interbank and overnight funds [member] | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	177,090	211,493
Interbank and overnight funds [member] | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	3,857	38,379
Interbank and overnight funds [member] | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		16,712
Interbank and overnight funds [member] | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		796,009
Interbank and overnight funds [member] | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		385,660
Interbank and overnight funds [member] | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		65,090
Interbank and overnight funds [member] | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		9
Interbank and overnight funds [member] | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		59,717
Loans to consumers [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	59,419,444	76,889,145
Loans to consumers [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	55,387,762	47,488,265
Loans to consumers [member] | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,030,766	10,905,167
Loans to consumers [member] | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	829	6,662,962
Loans to consumers [member] | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		4,072,181
Loans to consumers [member] | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	6	11
Loans to consumers [member] | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		3,144,701
Loans to consumers [member] | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		3,482,727
Loans to consumers [member] | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		1,133,029
Loans to consumers [member] | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	81	102
Mortgage [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	17,883,355	29,120,316
Mortgage [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	13,944,236	11,687,157
Mortgage [member] | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	3,936,629	6,197,405
Mortgage [member] | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,490	5,737,863
Mortgage [member] | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		2,458,318
Mortgage [member] | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		1,350,711
Mortgage [member] | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		1,277,469
Mortgage [member] | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		411,393
Microcredit [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	267,720	317,739
Microcredit [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 267,720	$ 317,739